Borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of borrowing costs [Abstract]
Opening balance	$ 2,268	$ 2,178	$ 2,178
Proceeds from borrowings	283	331	815
Repayment of borrowings	(500)	(167)	(767)
Finance cost paid on borrowings	(60)	(61)	(125)
Interest charged to the income statement	62	64	130
Deferred loan fees	3		0
Translation	(5)	21	37
Closing balance	2,051	2,366	2,268
Finance cost paid on borrowings	60	61	125
Commitment fees, environmental guarantees fees and other borrowing costs	6	6	13
Total finance cost paid	$ 66	$ 67	$ 138